Background, Organization and Summary of Significant Accounting Policies - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 359,045	$ 179,314
Foreign currency translation adjustment	5,150	(8,945)
Goodwill, Ending balance	343,023	359,045
Neuco
Goodwill [Roll Forward]
Measurement-period adjustments		182
Linetec
Goodwill [Roll Forward]
Goodwill from acquisition		188,494
Measurement-period adjustments	(21,172)
Goodwill, Ending balance	167,300
Natural Gas Operations
Goodwill [Roll Forward]
Goodwill, Beginning balance	10,095	10,095
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	10,095	10,095
Natural Gas Operations | Neuco
Goodwill [Roll Forward]
Measurement-period adjustments		0
Natural Gas Operations | Linetec
Goodwill [Roll Forward]
Goodwill from acquisition		0
Measurement-period adjustments	0
Utility Infrastructure Services
Goodwill [Roll Forward]
Goodwill, Beginning balance	348,950	169,219
Foreign currency translation adjustment	5,150	(8,945)
Goodwill, Ending balance	332,928	348,950
Utility Infrastructure Services | Neuco
Goodwill [Roll Forward]
Measurement-period adjustments		182
Utility Infrastructure Services | Linetec
Goodwill [Roll Forward]
Goodwill from acquisition		$ 188,494
Measurement-period adjustments	$ (21,172)